Accounting changes (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Reserve of exchange differences on translation	$ 37,008,642		$ 21,161,126	$ 17,869,963
Gain loss on adjustment units	742,041	[1]	$ (110,539)	$ (110,539)
Increase in deferred tax liability (asset)	1,307
Effect of transition to IFRSs [member]
Reserve of exchange differences on translation	92,241,004
Gain loss on adjustment units	2,312,604
Gains (losses) on net monetary position	6,086,727
Retained Earnings [Member]
Decrease in deferred tax liability (asset)	$ 128,029

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.